Equity Investments in Subsidiaries, Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Equity Investments in Subsidiaries
The interest and shareholding percentages in companies over which the Group exerts control, and which are consolidated by the Group, are detailed below:

	Direct and Indirect Shareholding		Equity Investment %
Company	12.31.21	12.31.20	12.31.21	12.31.20
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	668,549,353	100.00%	100.00%
Cobranzas Regionales S.A.	3,910,000	3,910,000	100.00%	100.00%
Galicia Asset Management S.A.U.	20,000	20,000	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.	71,309	71,309	99.99%	99.99%
Galicia Retiro Compañía de Seguros S.A.	7,727,271	7,727,271	100.00%	100.00%
Galicia Securities S.A.U.	95,392,000	95,392,000	100.00%	100.00%
Galicia Seguros S.A.U.	1,830,883	1,830,883	100.00%	100.00%
Galicia Warrants S.A.	1,000,000	1,000,000	100.00%	100.00%
IGAM LLC	77,643,963	77,643,963	100.00%	100.00%
INVIU Uruguay Agente de Valores S.A.	12,000	12,000	100.00%	100.00%
INVIU S.A.U.	1,000,000	1,000,000	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.	1,012,567,500	1,012,567,500	100.00%	100.00%
Ondara S.A.	25,776,101	25,776,101	100.00%	100.00%
Sudamericana Holding S.A.	185,653	185,653	100.00%	100.00%
Tarjeta Naranja S.A.	2,824	2,824	100.00%	100.00%
Tarjetas Regionales S.A.	1,680,183,936	1,680,183,936	100.00%	100.00%

Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework
The following are the balances of subsidiaries, according to IFRS as of the indicated dates:

	12.31.21
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Banco de Galicia y Buenos Aires S.A.U.	1,475,481,065	1,223,387,627	252,093,438	22,932,127
Cobranzas Regionales S.A.	4,480,289	3,042,245	1,438,044	(1,372,320)
Galicia Asset Management S.A.U.	2,794,107	937,219	1,856,888	2,132,887
Galicia Broker Asesores de Seguros S.A. (**)	85,872	30,412	55,460	53,408
Galicia Retiro Compañía de Seguros S.A. (**)	691,989	551,473	140,516	(25,995)
Galicia Securities S.A.U.	4,234,744	3,564,205	670,539	459,039
Galicia Seguros S.A.U. (**)	6,626,001	4,307,192	2,318,809	1,240,064
Galicia Warrants S.A.	1,020,516	314,499	706,017	12,932
IGAM LLC	675,266	288	674,978	(1,150,556)
INVIU Uruguay Agente de Valores S.A.	76,225	4,228	71,997	(28,369)
INVIU S.A.U.	1,796,569	1,296,313	500,256	(930,514)
Naranja Digital Compañía Financiera S.A.U.	1,315,560	90,392	1,225,168	(880,922)
Ondara S.A.	34,133	14	34,119	(13,618)
Sudamericana Holding S.A. (**)	2,743,029	11,276	2,731,753	1,197,774
Tarjeta Naranja S.A.	193,754,221	154,552,978	39,201,243	9,088,823
Tarjetas Regionales S.A.	44,812,562	5,364	44,807,198	6,223,420

(*)	Income attributable to the shareholders of the parent.
(**)	Net income for the twelve-month period ended December 31, 2021.

	12.31.20
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Banco de Galicia y Buenos Aires S.A.U.	1,427,936,985	1,198,775,669	229,161,316	31,276,853
Cobranzas Regionales S.A.	2,240,407	1,907,665	332,742	(857,134)
Galicia Asset Management S.A.U.	2,086,118	707,491	1,378,627	1,692,895
Galicia Broker Asesores de Seguros S.A. (**)	71,291	30,709	40,582	61,463
Galicia Retiro Compañía de Seguros S.A. (**)	765,344	597,963	167,381	5,520
Galicia Securities S.A.U. (***)	3,874,213	3,358,527	515,686	347,259
Galicia Seguros S.A.U. (**)	7,121,052	4,607,949	2,513,103	1,853,355
Galicia Warrants S.A.	1,060,887	259,245	801,642	(62,149)
IGAM LLC	656,675	136,709	519,966	236,251
INVIU Uruguay Agente de Valores S.A.	1,306	4,226	(2,920)	(4,229)
INVIU S.A.U.	654,001	241,624	412,377	242,186
Naranja Digital Compañía Financiera S.A.U.	1,258,530	82,897	1,175,633	(650,865)
Ondara S.A.	47,879	142	47,737	(20,427)
Sudamericana Holding S.A. (**)	3,991,335	85,940	3,905,395	1,985,486
Tarjeta Naranja S.A.	152,856,085	116,853,134	36,002,951	5,021,233
Tarjetas Regionales S.A.	38,627,624	43,847	38,583,777	3,260,735

(*)	Income attributable to the shareholders of the parent.
(**)	Net income for the twelve-month period ended December 31, 2020.
(***)	Net income for the period between the purchase date and December 31,2020.

Summary of investments in asociates

Company	Equity Investment %	Place of Business	12.31.21	12.31.20
Play Digital S.A.	13.06%	Autonomous City of Buenos Aires - Argentina	169,347	134,552
The movements of such investment are as follows:

Company	12.31.20	Contributions (1)	Sales of shares	Profit Sharing in income (loss) for the Year	12.31.21
Play Digital S.A.	134,552	209,129	(45,182)	(129,152)	169,347

(1)	Banco Galicia has made new contributions after the closing.

Company	12.31.19	Contributions	Sales of shares	Profit Sharing in income (loss) for the Year	12.31.20
Play Digital S.A.	—	323,309	—	(188,757)	134,552

The basic information regarding Grupo Financiero Galicia’s associates is detailed as follows:

	Profit Sharing in income (loss) for the Year
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss)
Play Digital S.A.	1,633,180	336,566	1,296,614	(1,497,307)